Goodwill and Impairment Review of Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary Of Detailed Information About Goodwill

	June 30, 2022	December 31, 2021
Balance, January 1	$566,270	$576,028
Currency translation effects	1,774	(9,758)

	$568,044	$566,270

December 31,	2021	2020
Balance, January 1	$576,028	$573,928
Currency translation effects	(9,758)	2,100

	$566,270	$576,028